Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities

13. Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31, 2017	December 31, 2018

Deferred government grants	30,416	351,896
Deferred revenue	—	193,524
Warranty	—	130,719
Rental payable	48,926	129,995
Deferred construction allowance	61,771	124,678
Total	141,113	930,812

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, product development and renewal of production facilities.

Rental payable represents the difference between the straight-line rental expenses and the actual rental fee paid for long term rental agreements.

Deferred construction allowance consists of long-term payable of construction projects, with payment terms over one year.